          Filed with the Securities and Exchange Commission on December 17, 2004
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

        Pre-Effective Amendment No.__                                 [ ]
        Post-Effective Amendment No. 29                               [X]

                             and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
        ACT OF 1940                                                   [X]

        Amendment No. 32
                        (Check appropriate box or boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

                         Robert J. Christian, President
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Joseph V. Del Raso, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             ROXBURY MICRO CAP FUND

                                OF WT MUTUAL FUND


                              INSTITUTIONAL SHARES


                         PROSPECTUS DATED ________, 2004


         This prospectus contains important information about the Roxbury Micro Cap Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


         Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS

                                        FUND DESCRIPTION

A look at the goals, strategies,            Summary...........................................................  3
risks, and expenses of the Fund.            Performance Information...........................................  4
                                            Fees and Expenses.................................................  4
                                            Example...........................................................  5
                                            Investment Objective..............................................  5
                                            Primary Investment Strategies.....................................  5
                                            Additional Risk Information.......................................  6

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser................................................  8
                                            Fund Manager......................................................  8
                                            Service Providers................................................. 10


Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares................................................. 11
closing an account in the Fund.             Purchase of Shares................................................ 11
                                            Redemption of Shares.............................................. 12
                                            Exchange of Shares................................................ 15
                                            Distributions..................................................... 15
                                            Portfolio Holdings................................................ 15
                                            Taxes............................................................. 15

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS............................................. 16
share class.
                                        GLOSSARY.............................................................. 17

                                        FOR MORE INFORMATION.................................................. 18

For information about key terms and concepts, please refer to the "Glossary."

                             ROXBURY MICRO CAP FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

                                     SUMMARY

Investment Objective        The ROXBURY MICRO CAP FUND seeks to achieve
                            long-term capital appreciation.

Investment Focus            Equity or equity related securities

Share Price Volatility      High


Principal Investment        o    The Roxbury Micro Cap Fund (the "Fund")
Strategies                       invests, under normal market conditions, at
                                 least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, under $1 billion, i.e., "micro cap companies."

                            o The Fund may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts.

Principal Risks             The Fund is subject to the risks summarized below,
                            which are further described under "Additional
                            Risk Information."

                            o It is possible to lose money by investing in the Fund. There is no guarantee that the securities that the Fund buys will increase in value.

                            o The Fund's share price will fluctuate in response to changes in the market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                            o Since the Fund focuses its investments in micro cap companies, it is subject to greater volatility than a fund that invests in larger capitalization companies. Micro cap companies may be more vulnerable than larger capitalization companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and may suffer significant losses.

                            o The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                            o    Growth-oriented investments may be more
                                 volatile than the rest of the U.S. stock market as a whole.

                            o Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.


                            The Fund is also subject to other risks which are described under "Additional Risk Information."

Investor Profile            o    Investors who want the value of their
                                 investment to grow and who are willing to accept high volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Institutional Shares of the Roxbury Micro Cap Fund were first offered on December 31, 2004. Therefore, no performance information is available.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                        INSTITUTIONAL SHARES
                                                                                        --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)            None

Maximum deferred sales charge                                                                   None

Maximum sales charge imposed on reinvested dividends (and other distributions)                  None

Redemption fee*                                                                                 2.00%

Exchange fee*                                                                                   2.00%

* Institutional Shares are subject to a 2.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees                                   1.50%

Distribution (12b-1) fees                          None

Other expenses                                    1.40%(1)

TOTAL ANNUAL OPERATING EXPENSES                   2.90%

Waivers/Reimbursements                           (0.65)%(2)

Net Expenses                                      2.25%(2)

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Adviser has a contractual obligation through December 31, 2007 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 2.25% of average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

     o   you reinvested all dividends and other distributions;

     o   the average annual return was 5%;

     o the Fund's total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

     o   you redeemed all of your investment at the end of each time period.


Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

      INSTITUTIONAL SHARES                    1 YEAR         3 YEARS
      --------------------                    ------         -------
      Micro Cap Fund                           $236            $728

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

The Roxbury Micro Cap Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may be changed without shareholder approval upon sixty (60) days written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The ROXBURY MICRO CAP FUND, under normal market conditions, will invest at least 80% of its net assets in the following equity or equity-related securities:

     o common stocks of companies that have a market capitalization which, at the time of purchase, is under $1 billion. ("micro cap companies")

     o options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of micro cap companies

     o   options on indices of the common stock of micro cap companies

     o contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of micro cap companies, and options upon such futures contracts

Micro cap companies are those whose capitalization is under $1 billion at the time of the Fund's investment. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a micro market capitalization for purposes of the 80% policy. The Fund is not limited to only micro cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in higher capitalization ranges. The 80% policy may be changed upon sixty (60) days written notice to shareholders.

The Fund may also invest in certain option and financial futures contracts ("derivatives") as well as foreign securities, including American Depositary Receipts.

The investment adviser selects securities of micro cap companies that it believes exhibit strong growth characteristics or considers to be undervalued relative to underlying profitability. The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. All investments undergo a valuation analysis to estimate their risk/reward characteristics. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Fund will be unable to achieve its investment objective.

The frequency of fund transactions and turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for the Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance.

The Fund also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

o MICRO CAP RISK: The Fund will invest in small, new or unseasoned companies which may be in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Investment in such companies presents greater risks than investment in larger, more established companies. Micro cap companies may have relatively small revenues, limited or very focused product lines, and small shares of the market for their products or services or very large shares of an emerging market. These companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become well established. Due to these and other factors, such companies may suffer significant losses and investments in such companies will be volatile and are therefore speculative. Historically, micro cap stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small cap stocks may, to a degree, fluctuate independently of larger company stocks. Micro and small cap stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks.

o GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

o DERIVATIVES RISK: Some of the Fund's investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other Fund management purposes consistent with the Fund's investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Fund's total assets may at any time be committed or exposed to derivative strategies.

o FOREIGN SECURITY RISK: Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

o IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund at the time, whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

o LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Forced liquidations of the Fund could result in adverse price fluctuations in securities held and in the Fund's overall value.

o MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

o CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT OF THE FUND

The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Roxbury Micro Cap Fund. As the Fund's investment adviser, Roxbury has overall responsibility for directing the Fund's investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of October 31, 2004, Roxbury had assets under management of approximately $3.0 billion.

As compensation for its services, the Fund will pay Roxbury a monthly advisory fee at the annual rate of 1.50% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
FUND MANAGER
-------------------------------------------------------------------------------

LAURIE BURSTEIN, PhD, CFA is responsible for the day-to-day management of the Fund. Ms. Burstein joined Roxbury in April 2004 to lead the Micro Cap equity strategy bringing fourteen years of investment management and research experience. She founded Oakwood Capital Management, Inc. in 1996 and began managing client assets in the Micro Cap equity strategy in January 1997. Prior to founding Oakwood Capital, Ms. Burstein was a portfolio manager at Society Hill Capital where she managed a small capitalization growth stock portfolio. She also served as the firm's Director of Research. Ms. Burstein started her investment management career at Provident Mutual Management Company where she managed a balanced mutual fund, served as an assistant portfolio manager for the company's Growth Fund and provided research analysis to all funds in eight consumer industry groups. She has a B.S. from the University of Pennsylvania, a PhD in Psychology from Temple University, and an M.B.A from the Wharton School of Business.


FUND MANAGER'S PRIOR PERFORMANCE
--------------------------------

Shown below is performance information for a composite of separate accounts managed by the Fund's portfolio manager, Ms. Burstein, since January 1997 (the "Composite") using a micro cap strategy with substantially similar investment objective, policies and strategies. For the periods for which performance information is provided, no other person played a significant role in managing the Composite. At September 30, 2004, the Composite consisted of 19 accounts and $3.75 million in assets. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund.

You should not rely on the following performance data as an indication of future performance of the adviser or of the fund.

Among other reasons, the Fund's results may be different because of differences in fees and expenses, and the Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations.

       TOTAL RETURN OF COMPOSITE OF SIMILARLY MANAGED MICRO CAP ACCOUNTS

--------------------------- -------------------- ------------------- -------------------- -------------------
                            Composite            Composite           Russell
                            Gross Of Fees        Net Of Fees         2000 Growth          Russell 2000
--------------------------- -------------------- ------------------- -------------------- -------------------
1 year to 9/30/04             8.54%                7.35%             11.92%               18.77%
--------------------------- -------------------- ------------------- -------------------- -------------------
3 years to 9/30/04          20.59%               18.90%                9.09%              13.71%
--------------------------- -------------------- ------------------- -------------------- -------------------
5 years to 9/30/04          11.08%                 9.51%              -0.68%                7.41%
--------------------------- -------------------- ------------------- -------------------- -------------------
7 years to 9/30/04          15.65%               14.15%               -0.53%                4.69%
--------------------------- -------------------- ------------------- -------------------- -------------------

Please read the following important notes concerning the Composite:

1. The results shown above (1) represent a composite of all discretionary, fee paying, separate accounts managed using the micro cap strategy for at least one month, (2) reflect the reinvestment of any dividends or capital gains, and (3) are shown after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees which are paid separately by the investor).
2. All returns are based in U.S. dollars and are computed using a time-weighted total rate of return.
3. If the Fund's expenses were reflected in the performance of the Composite, such performance would be lower than shown. The composite's results were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) mutual fund performance calculation methodology but not in accordance with SEC-mandated mutual fund performance calculation methodology. The CFA Institute has not been involved in the preparation or review of this information. Results may have been different if the SEC methodology had been used instead of the AIMR methodology. Past performance is not an indication of future results.
4. The Russell 2000 Index is a passive index that includes the smallest 2,000 stocks in the Russell 3000 Index as measured by market capitalization, to determine their growth or value characteristics. The Russell 2000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 2000 Index. The indices reflect the reinvestment of dividends but do not reflect fees, brokerage commissions or other expenses of investing. You cannot invest in an index.

SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services
----------------------------------------                                              ----------------------------------
          INVESTMENT ADVISER                                                                   TRANSFER AGENT

    Roxbury Capital Management LLC                                                                PFPC Inc.
  100 Wilshire Boulevard, Suite 1000                                                           760 Moore Road
        Santa Monica, CA 90401                                                            King of Prussia, PA 19406



                                                                                        Handles shareholder services,
     Manages the Fund's investment                                                       including recordkeeping and
              activities.                                                                  statements, payment of
                                                                                       distributions and processing of
                                                                                           buy and sell requests.
----------------------------------------                                              ----------------------------------

                                            --------------------------------------


                                                       WT MUTUAL FUND

                                                   ROXBURY MICRO CAP FUND


                                            --------------------------------------

Fund                                                                                  Asset
Operations                                                                            Safe Keeping
----------------------------------------                                              ----------------------------------

           ADMINISTRATOR AND                                                                      CUSTODIAN
           ACCOUNTING AGENT
                                                                                          Wilmington Trust Company
               PFPC Inc.                                                                  1100 North Market Street
         301 Bellevue Parkway                                                               Wilmington, DE 19890
         Wilmington, DE 19809

  Provides facilities, equipment and
 personnel to carry out administrative                                                Holds the Fund's assets, settles
   services related to the Fund and                                                   all Fund trades and collects
     calculates the Fund's NAV and                                                    most of the valuation data
            distributions.                                                            required for calculating the
                                                                                      Fund's NAV per share.
----------------------------------------                                              ----------------------------------

                                            Distribution
                                            --------------------------------------

                                                         DISTRIBUTOR

                                             Professional Funds Distributor, LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406


                                               Distributes the Fund's shares.
                                            --------------------------------------

                             SHAREHOLDER INFORMATION


PRICING OF SHARES

The Roxbury Micro Cap Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC Inc. ("PFPC") determines the daily net asset value ("NAV") per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. Fair value pricing may have the effect of limiting the ability of frequent traders of the Fund shares to take advantage of anticipated changes in market prices of securities held by the Fund.

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on Business Days.


PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in the Fund's Institutional Shares is $100,000. Additional investments may be made in any amount. You may purchase shares as specified below.

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The Fund reserves the right to change the criteria for eligible investors and investment minimums.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Micro Cap Fund - Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:


         REGULAR MAIL:                          OVERNIGHT MAIL:
         -------------                          ---------------
         Roxbury Micro Cap Fund                 Roxbury Micro Cap Fund
         c/o PFPC Inc.                          c/o PFPC Inc.
         P.O. Box 9828                          760 Moore Road
         Providence, RI 02940                   King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 2.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

FREQUENT PURCHASES AND REDEMPTIONS: The Fund discourages frequent purchases and redemptions, and its Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate frequent trading activity. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund's investment portfolio is generally referred to as "market timing." Market timing can dilute the value of Fund shares held by long-term investors. Market timing can also disrupt the ability of the investment adviser to invest assets in an orderly manner and increase brokerage and administrative costs, which in turn may adversely impact the performance of the Fund. The Fund may reject, limit, delay or impose other conditions on any purchase or exchange orders by market timers or by those persons the Fund or its service providers believe are engaging in similar trading activity. Persons engaged in frequent purchases and redemption of Fund shares, whether directly through the Fund's transfer agent or indirectly through financial intermediaries and believed to be engaged in market timing by any of the Fund's service providers may be barred for 90 calendar days or permanently from further purchases of Fund shares or may be required to submit orders by U.S. mail. Purchase or exchange transactions placed by such persons may be rejected or canceled without notice. There is no guaranty that the Fund or its service providers will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

REDEMPTION FEES: The Fund will impose a fee of 2.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to Fund shares held directly, or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. Financial intermediaries often establish omnibus accounts (including 401(k) plans) used to aggregate the holdings of their customers that may invest in the Fund. The use of omnibus accounts may limit the ability of the Fund's service providers to monitor trading activity by individual customers of the financial intermediaries. Moreover, financial intermediaries may presently be unable to apply the Fund's redemption fee. Accordingly, the Fund expects its service providers to work with financial intermediaries to establish a process for review of trading activity at the omnibus account level, which may be indicative of excessive or short-term trading, for the application of the redemption fee. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with frequent trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee will not apply with respect to the following: (i) shares redeemed via a systematic withdrawal plan approved by the investment adviser; (ii) shares redeemed through an automatic, nondiscretionary rebalancing or asset reallocation program approved by an investment adviser; (iii) shares redeemed as part of a retirement plan participant-directed distribution; (iv) shares redeemed as part of a retirement plan termination or restructuring; and (v) shares redeemed by the Fund to cover various fees (e.g., fiduciary fees). See "Exchange of Shares" for additional information regarding the exchange of shares of a Roxbury Fund.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "medallion signature guarantee." A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and medallion signature guarantee should be mailed to:

         REGULAR MAIL:                              OVERNIGHT MAIL:
         -------------                              ---------------
         Roxbury Micro Cap Fund                     Roxbury Micro Cap Fund
         c/o PFPC Inc.                              c/o PFPC Inc.
         P.O. Box 9828                              760 Moore Road
         Providence, RI 02940                       King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.


ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund's shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).


SMALL ACCOUNTS: If the value of your Fund account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account's market value.


For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds ("Roxbury Funds"):

         Roxbury Small Cap Growth Fund
         Roxbury Mid Cap Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $100,000.

FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 2.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.


DISTRIBUTIONS

Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in our SAI.

TAXES

FEDERAL INCOME TAXES: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

GLOSSARY

"CAP":
Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:
Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INDEX:
An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:
A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

NET ASSET VALUE OR "NAV:
NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

MICRO CAP FUNDS:
Micro cap funds invest in the common stock of companies with smaller market capitalizations. Micro cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

                              FOR MORE INFORMATION


FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:


ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on the Fund's holdings, operating results and a discussion of the market conditions and investment strategies that significantly affected a Fund's performance for the most recently completed fiscal year or half-year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.


Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:


         Roxbury Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) 497-2960
         9:00 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed or downloaded from the SEC's Internet site at http://www.sec.gov.


FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) 497-2960.


            The investment company registration number is 811-08648.

                                 WT MUTUAL FUND

                             ROXBURY MICRO CAP FUND

                            1100 North Market Street
                           Wilmington, Delaware 19890


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  ______, 2004


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with

The Fund's current prospectus dated ______, 2004, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing to Professional Funds Distributor, LLC. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 497-2960.

                                TABLE OF CONTENTS


                                                                                    Page
                                                                                    ----
GENERAL INFORMATION                                                                   1

INVESTMENT POLICIES                                                                   1

INVESTMENT LIMITATIONS                                                                5

TRUSTEES AND OFFICERS                                                                 7

CODE OF ETHICS                                                                        14

PROXY VOTING                                                                          14

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                   15

INVESTMENT ADVISORY AND OTHER SERVICES                                                15

ROXBURY CAPITAL MANAGEMENT                                                            15

ADMINISTRATION AND ACCOUNTING SERVICES                                                16

ADDITIONAL SERVICE PROVIDERS                                                          16

DISTRIBUTION OF SHARES                                                                17

BROKERAGE ALLOCATION AND OTHER PRACTICES                                              17

CAPITAL STOCK AND OTHER SECURITIES                                                    19

PURCHASE, REDEMPTION AND PRICING OF SHARES                                            19

DIVIDENDS                                                                             21

TAXATION OF THE FUND                                                                  21

APPENDIX A OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT
STRATEGIES                                                                            A-1

APPENDIX B DESCRIPTION OF RATINGS                                                     B-1

APPENDIX C PROXY VOTING POLICIES AND PROCEDURES                                       C-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Trust") was organized as a Delaware business trust on June
1, 1994. The Trust has established the Roxbury Micro Cap Fund on               ,
2004 (the "Fund") and this SAI pertains only to Fund. The Fund is a diversified open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the prospectus.

The Fund seeks to achieve long-term capital appreciation. The Fund's investment objective may be changed upon 60 days' written notice to shareholders.

The Fund will invest at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, less than $1 billion. The foregoing investment policy may be changed upon 60 days' written notice to shareholders.

CASH MANAGEMENT. The Fund will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

MONEY MARKET FUNDS. The Fund may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act").

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser to be of comparable quality.

BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

   o BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

   o CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New
      York).

   o  TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. (See "Appendix B" Description of Ratings.") Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund's purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FOREIGN SECURITIES. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, and (xvii) the risk of war.

HEDGING STRATEGIES. The Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. The Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by the Fund's investment adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Fund may invest in investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act. These limitations currently provide, in part, that a fund may not purchase shares of an investment company if (a) such a purchase would cause a fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a fund's total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may purchase call options on securities that the investment adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which they are authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of the Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITION. The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has policies and procedures in place regarding the disclosure of portfolio securities of the Fund designed to allow disclosure of portfolio holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund's portfolio holdings, the Fund will not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

The Trust provides portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.

The Fund may, but is not required to, post the Fund's schedule of investments on its website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on its website about the number of securities the Fund holds, a summary schedule of investments, the Fund's top ten holdings, and a percentage breakdown of the Fund's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any portfolio holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Trust may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available (on a website or otherwise) to the Trust's or an investment adviser's employees and affiliates that provide services to the Trust. The Trust may also distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available (on a website or otherwise) to the Trust's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining shareholders of an affected Fund.

The Trust's Chief Compliance Officer (or her or his designee) and the President or a Vice President ("authorized officers") of the Trust may approve a non-public disclosure of portfolio holdings, provided that the authorized officers determine that the disclosure serves a legitimate business purpose of the Fund. Before any non-public disclosure of information about the Fund's portfolio holdings, the Chief Compliance Officer will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with these policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Fund or an investment adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

The Trust's Chief Compliance Officer reports all arrangements to disclose portfolio holdings information to the Board on a quarterly basis. If the Board determines that disclosure is inappropriate, the Trust will promptly terminate the disclosure arrangement. The Board has approved these policies and procedures and must approve any material change to these policies and procedures.

Each of the following third parties have been approved to receive portfolio holdings information: (i) the Fund's administrator and accounting agent; (ii) the Fund's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) the Trust's custodian in connection with its custody of the Fund's assets; (v) if applicable, a proxy voting service; and
(vi) data aggregators and ranking and ratings services, such as Lipper, or Morningstar. Information may be provided to these parties at any time notwithstanding the any time lag provisions so long as each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information without specific authorization. The Trust's investment advisers and service providers will establish procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies.

                             INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of shares will not be considered a violation of the limitation.

The Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations;
         (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.       issue senior securities, except to the extent permitted by the 1940
         Act.

The following non-fundamental policies may be changed by the Board of Trustees without shareholder approval. The Fund will not:

1.       make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees provides oversight of the management, activities and affairs of the Trust and has approved contracts with various financial organizations to provide the day-to-day management of the Fund. The Board of Trustees is responsible for protecting the interests of shareholders. The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Trust, the WT Investment Trust I and the Wilmington Low Volatility Fund of Funds, collectively. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.

-----------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                          PRINCIPAL          FUND          OTHER
                                        POSITION(S)  TERM OF OFFICE     OCCUPATION(S)      COMPLEX      DIRECTORSHIPS
                                        HELD WITH    AND LENGTH OF    DURING PAST FIVE    OVERSEEN BY      HELD BY
   NAME, ADDRESS AND DATE OF BIRTH        TRUST        TIME SERVED          YEARS           TRUSTEE        TRUSTEE
-------------------------------------- ------------ ----------------- ------------------ --------------- --------------
ROBERT J. CHRISTIAN(1)                 Trustee,     Shall serve       Executive Vice          60         WT
Date of Birth: 2/49                    Chief        until death,      President and                      Investment
                                       Executive    resignation or    Chief Investment                   Trust I
                                       Officer,     removal.          Officer of                         (open-end
                                       President    Trustee,          Wilmington Trust                   registered
                                       and          President and     Company since                      investment
                                       Chairman     Chairman of the   February 1996;                     company),
                                       of the       Board since       and President of                   and
                                       Board        October 1998.     Rodney Square                      Wilmington
                                                                      Management                         Low
                                                                      Corporation                        Volatility
                                                                      since February                     Fund of
                                                                      1996.                              Funds
                                                                                                         (closed-end
                                                                                                         registered
                                                                                                         investment
                                                                                                         company).
-------------------------------------- ------------ ----------------- ------------------ --------------- --------------
FRED FILOON                            Trustee      Shall serve       Senior Vice             59         WT
Date of Birth: 3/42                                 until death,      President,                         Investment
                                                    resignation or    Principal of                       Trust I
                                                    removal.          Cramer                             (open-end
                                                    Trustee since     Rosenthal                          registered
                                                    November          McGlynn, LLC                       investment
                                                    2004.             since 1991.                        company)
-------------------------------------- ------------ ----------------- ------------------ --------------- --------------

(1) Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "Interested Trustee" by reason of his position as Senior Vice President and Principal of Cramer Rosenthal McGlynn, LLC, an investment adviser to the WT Investment Trust I.

----------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                     PRINCIPAL           FUND            OTHER
                                  POSITION(S)  TERM OF OFFICE      OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
                                  HELD WITH    AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
NAME, ADDRESS AND DATE OF BIRTH      TRUST      TIME SERVED          YEARS             TRUSTEE          TRUSTEE
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
ROBERT ARNOLD                     Trustee     Shall serve      Founder and               59         WT Investment
Date of Birth: 3/44                           until death,     co-manages, R. H.                    Trust I (open-
                                              resignation or   Arnold & Co.,                        end registered
                                              removal;         Inc. (investment                     investment
                                              Trustee since    banking company)                     company)
                                              May 1997.        since 1989.
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
DR. ERIC BRUCKER                  Trustee     Shall serve      Professor of              59         WT Investment
Date of Birth: 12/41                          until death,     Economics, from                      Trust I (open-
                                              resignation or   2004 to present;                     end registered
                                              removal;         Dean of School of                    investment
                                              Trustee since    Business, Widener                    company), and
                                              October 1999.    University from                      Wilmington
                                                               2001 to 2004;                        Low Volatility
                                                               Dean, College of                     Fund of Funds
                                                               Business, Public                     (closed-end
                                                               Policy and Health                    registered
                                                               at the University                    investment
                                                               of Maine from                        company).
                                                               September 1998 to
                                                               June 2001.
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
NICHOLAS GIORDANO                 Trustee     Shall serve      Consultant,               59         Kalmar Pooled
Date of Birth: 3/43                           until death,     financial                            Investment
                                              resignation or   services                             Trust;
                                              removal;         organizations                        Independence
                                              Trustee since    from 1997 to                         Blue Cross;
                                              October 1998.    present; and                         Selas
                                                               Interim                              Corporation of
                                                               President,                           America
                                                               LaSalle                              (industrial
                                                               University from                      furnaces and
                                                               1998 to 1999.                        ovens); WT
                                                                                                    Investment
                                                                                                    Trust I (open-
                                                                                                    end registered
                                                                                                    investment
                                                                                                    company), and
                                                                                                    Wilmington
                                                                                                    Low Volatility
                                                                                                    Fund of Funds
                                                                                                    (closed-end
                                                                                                    registered
                                                                                                    investment
                                                                                                    company).
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------

----------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                     PRINCIPAL           FUND            OTHER
                                  POSITION(S)  TERM OF OFFICE      OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
                                  HELD WITH    AND LENGTH OF     DURING PAST FIVE     OVERSEEN BY       HELD BY
NAME, ADDRESS AND DATE OF BIRTH      TRUST      TIME SERVED          YEARS             TRUSTEE          TRUSTEE
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
LOUIS KLEIN, JR.                  Trustee     Shall serve      Self-employed             59         WT Investment
Date of Birth: 5/35                           until death,     financial                            Trust I (open-
                                              resignation or   consultant since                     end registered
                                              removal;         1991.                                investment
                                              Trustee since                                         company), and
                                              October 1999.                                         WHX
                                                                                                    Corporation
                                                                                                    (industrial
                                                                                                    manufacturer).
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
CLEMENT C. MOORE, II              Trustee     Shall serve      Managing Partner,         59         WT Investment
Date of Birth: 9/44                           until death,     Mariemont                            Trust I (open-
                                              resignation or   Holdings, LLC,                       end registered
                                              removal;         (real estate                         investment
                                              Trustee since    holding and                          company)
                                              October 1999.    development
                                                               company) since
                                                               1980.
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
JOHN J. QUINDLEN                  Trustee     Shall serve      Retired since             59         WT Investment
Date of Birth: 5/32                           until death,     1993.                                Trust I (open-
                                              resignation or                                        end registered
                                              removal;                                              investment
                                              Trustee since                                         company)
                                              October 1999.
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
MARK A. SARGENT                   Trustee     Shall serve      Dean and                  59         WT Investment
Date of Birth: 4/51                           until death,     Professor of Law,                    Trust I (open-
                                              resignation or   Villanova                            end registered
                                              removal;         University School                    investment
                                              Trustee since    of Law since July                    company) and
                                              November 2001.   1997.                                Wilmington
                                                                                                    Low Volatility
                                                                                                    Fund of Funds
                                                                                                    (closed-end
                                                                                                    registered
                                                                                                    investment
                                                                                                    company).
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust or any of the Trust's investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

----------------------------------------------------------------------------------------------------------------------
                                                   EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                   TERM OF         PRINCIPAL            IN FUND
                                  POSITION(S)     OFFICE AND     OCCUPATION(S)         COMPLEX           OTHER
                                  HELD WITH       LENGTH OF     DURING PAST FIVE      OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH      TRUST       TIME SERVED          YEARS           BY TRUSTEE     HELD BY TRUSTEE
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
ERIC K. CHEUNG                    Vice          Shall serve at  Vice President,            N/A            N/A
1100 North Market Street          President     the pleasure    Wilmington Trust
Wilmington, DE 19890                            of the Board    Company since
Date of Birth: 12/54                            and until       1986; and Vice
                                                successor is    President and
                                                elected and     Director of Rodney
                                                qualified;      Square Management
                                                Officer since   Corporation since
                                                October         2001.
                                                1998.
-------------------------------   -----------   --------------- -------------------- ------------- -------------------
JOSEPH M. FAHEY, JR.              Vice          Shall serve at  Vice President,            N/A            N/A
1100 North Market Street          President     the pleasure    Rodney Square
Wilmington, DE 19890                            of the Board    Management
Date of Birth: 1/57                             and until       Corporation since
                                                successor is    1992.
                                                elected and
                                                qualified;
                                                Officer since
                                                November
                                                1999.
-------------------------------  ------------   --------------- -------------------- ------------- -------------------
JOHN R. GILES                     Chief         Shall serve at  Senior Vice                N/A            N/A
1100 North Market Street          Financial     the pleasure    President,
Wilmington, DE 19890              Officer, Vice of the Board    Wilmington Trust
Date of Birth: 8/57               President     and until       Company since
                                  and           successor is    1996.
                                  Treasurer     elected and
                                                qualified;
                                                Officer since
                                                December
                                                1999.
------------------------------- --------------- --------------- -------------------- ------------- -------------------
LEAH M. ANDERSON                Secretary       Shall serve at  Officer,                   N/A            N/A
1100 North Market Street                        the pleasure    Wilmington Trust
Wilmington, DE 19890                            of the Board    Company since
Date of Birth:  8/65                            and until       1998; and Officer,
                                                successor is    Rodney Square
                                                elected and     Management
                                                qualified;      Corporation since
                                                Officer since   1992.
                                                October
                                                2002.
------------------------------- --------------- --------------- -------------------- ------------- -------------------

----------------------------------------------------------------------------------------------------------------------
                                                   EXECUTIVE OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                   TERM OF         PRINCIPAL            IN FUND
                                  POSITION(S)     OFFICE AND     OCCUPATION(S)         COMPLEX           OTHER
                                  HELD WITH       LENGTH OF     DURING PAST FIVE      OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH      TRUST       TIME SERVED          YEARS           BY TRUSTEE     HELD BY TRUSTEE
--------------------------------- ----------- ---------------- ------------------- ---------------- ------------------
ANNA M. BENCROWSKY               Chief          Shall serve at  Officer,                   N/A           N/A
1100 North Market Street         Compliance     the pleasure    Wilmington Trust
Wilmington, DE 19890             Officer        of the Board    Company since
Date of Birth: 5/51                             and until       2004; Vice
                                                successor is    President and
                                                elected and     Chief Compliance
                                                qualified;      Officer, 1838
                                                Officer since   Investment
                                                September       Advisors, LP from
                                                2004.           1998 to 2004;
                                                                Vice President,
                                                                Secretary, and
                                                                Treasurer, 1838
                                                                Investment
                                                                Advisors Funds
                                                                from 1995 to
                                                                2004; Vice
                                                                President and
                                                                Secretary, 1838
                                                                Bond-Debenture
                                                                Trading Fund
                                                                from 1982 to
                                                                2004.
------------------------------- --------------- --------------- -------------------- ------------- -------------------
WILLIAM P.                        Vice          Shall serve at  Managing                   N/A            N/A
RICHARDS, JR.                     President     the pleasure    Director, Roxbury
100 Wilshire Boulevard                          of the Board    Capital
Suite 1000                                      and until       Management LLC
Santa Monica, CA 90401                          successor is    (registered
Date of Birth: 11/36                            elected and     investment
                                                qualified;      adviser) since
                                                Officer since   1998.
                                                November
                                                2004

------------------------------- --------------- --------------- -------------------- ------------- -------------------

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight management of the Fund. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors;
(2) review and approve the scope of the independent auditors' audit activity;
(3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the fund and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2003.

------------------------------------------ ------------------------------ -----------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                 COMPANIES OVERSEEN BY
                                                DOLLAR RANGE OF EQUITY       TRUSTEE WITHIN THE FAMILY OF
           NAME OF TRUSTEE                      SECURITIES IN THE FUND           INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------ ------------------------------ -----------------------------------
ROBERT J. CHRISTIAN                        None                           Over $100,000
------------------------------------------ ------------------------------ -----------------------------------
FRED FILOON                                None                           Over $100,000
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------ ------------------------------ -----------------------------------
ROBERT H. ARNOLD                           None                           $50,001-$100,000
------------------------------------------ ------------------------------ -----------------------------------
DR. ERIC BRUCKER                           None                           $10,001-$50,000
------------------------------------------ ------------------------------ -----------------------------------
NICHOLAS A. GIORDANO                       None                           $10,001-$50,000
------------------------------------------ ------------------------------ -----------------------------------
LOUIS KLEIN, JR.                           None                           Over $100,000
------------------------------------------ ------------------------------ -----------------------------------
CLEMENT C. MOORE, II                       None                           Over $100,000
------------------------------------------ ------------------------------ -----------------------------------
JOHN J. QUINDLEN                           None                           Over $100,000
------------------------------------------ ------------------------------ -----------------------------------
MARK A. SARGENT                            None                           $10,001-$50,000
------------------------------------------ ------------------------------ -----------------------------------

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Trust's or Trust's investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

INVESTMENT ADVISORY AGREEMENT APPROVAL. The Fund has retained Roxbury Capital Management, LLC ("Roxbury") to manage the assets of the Fund. Roxbury has been retained pursuant to an investment advisory agreement (the "Investment Advisory Agreement") which has been approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Investment Advisory Agreement may be terminated by the Trust or Roxbury on 60 days' written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to Roxbury may be found under the heading "Investment Advisory and Other Services" in this SAI.

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex. In additional to the fees below, the Trust reimburses the Independent Trustees for their related business expenses.

                                                                                              TOTAL
                                AGGREGATE           PENSION OR            ESTIMATED         COMPENSATION
                              COMPENSATION     RETIREMENT BENEFITS          ANNUAL            FROM FUND
                                FROM THE         ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO
   INDEPENDENT TRUSTEE           TRUST             TRUST EXPENSES          RETIREMENT         TRUSTEES
--------------------------- ----------------- ------------------------ ------------------ -------------------
Robert H. Arnold                $37,125                None                  None              $49,500

Dr. Eric Brucker                $37,125                None                  None              $49,500

Nicholas A. Giordano            $37,125                None                  None              $49,500

Louis Klein, Jr.                $37,125                None                  None              $49,500

Clement C. Moore, II            $36,000                None                  None              $48,000

John J. Quindlen                $37,125                None                  None              $49,500

Mark A. Sargent                 $37,125                None                  None              $49,500

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, the investment adviser to the Fund, and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by Roxbury, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the investment adviser and the Trust, including information about any material violations of the Code. The Codes are publicly available as exhibits to the Fund's registration statement filed with the SEC.

                                  PROXY VOTING

The Board of Trustees' has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to Roxbury, subject to the Board's continuing oversight. In exercising its voting obligations, Roxbury is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. Roxbury will consider the factors that could affect the value of the Fund's investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

Roxbury's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, Roxbury's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury's proxy voting policies and procedures are attached herewith as Appendix C.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund may be presumed to "control" the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund. As of November 30, 2004, (1) no person owned of record 5% or more of the outstanding shares of the Fund and (2) the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                           ROXBURY CAPITAL MANAGEMENT

Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the Roxbury Micro Cap Fund. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals. Roxbury is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in Roxbury. Several affiliates of Roxbury are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC ("CRM") is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in CRM.

Under the Investment Advisory Agreement, the Roxbury Micro Cap Fund pays a monthly advisory fee to Roxbury at the annual rate of 1.50% of the Fund's average daily net assets.

Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 2.25% of the Fund's average daily net assets with respect to the Institutional Shares of the Fund. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Fund will remain in place until December 31, 2007.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, Roxbury agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and Roxbury performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations;
(f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund. The Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for the Fund relating to research, statistical and investment activities are paid by Roxbury.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. performs certain administrative and accounting services for the Fund such as preparing shareholder reports, providing statistical and research data, assisting Roxbury and other investment advisers of the Trust in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Fund and maintaining records relating to the securities transactions of the Fund.

Pursuant to a Compliance, Support and Recordkeeping Services Agreements dated November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of the Trust, performs certain non-investment related statistical and research services, execution and administrative support services, recordkeeping services and certain other coordination and fund related preparatory services for the Fund. In consideration of the provision of these services, RSMC receives an asset based fee of 0.012% of the Fund's average daily net assets.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Fund, (2) assisting and consulting in connection with SEC filings and (3) reviewing the annual federal income tax returns filed on behalf of the Fund. Ernst & Young LLP is located at 2001 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                             DISTRIBUTION OF SHARES

The Professional Funds Distributor LLC (the "Distributor") is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Fund's shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the under any distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the shares of the Fund as may be required pursuant to such plans. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Fund, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Distributor receives no underwriting commissions, or Rule 12b-1 fees in connection with the sale of Institutional Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund, if any, or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Roxbury places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Trust.

BROKERAGE SELECTION. The primary objective of Roxbury in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, Roxbury considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to Roxbury.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser's personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

ALLOCATION OF FUND TRANSACTIONS. Some of Roxbury's other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund offers Institutional Shares. The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Fund IRA, call the transfer agent at (800) 497-2960. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $100,000 minimum initial investment for Institutional Shares). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 497-2960.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a medallion guarantee of the shareholder's signature by an eligible institution. A signature and a medallion signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary, or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of the Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of the Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is open for business on days when the Exchange, and PFPC are open for business.

In valuing the Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. In the absence of any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends, if any, from the Fund's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUND

GENERAL. The Fund is treated as a separate corporation for federal income tax purposes. The Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that the Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. The Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If the Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months and short-term capital gains or losses if not so held. The Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Fund and is not eligible for the dividend received deduction for corporate shareholders. If the Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If the Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of the Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of the Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

The Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Fund. If the election is made, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of each year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by the Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause the Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If the Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in the Fund. Shareholders may be subject to state and local taxes on distributions from the Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Fund, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Fund will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Fund will not use leverage in their options and futures. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

The Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indices on which options are purchased or written.

The Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1. the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated thereby; and

2. the Fund will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2. Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

5. The Fund's activities in the options markets may result in a higher turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's securities holdings. To the extent that a portion of the Fund's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Fund's holdings. The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date. The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Fund. This is analogous to writing covered call options on securities. The Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Fund.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1. The Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as the Fund is obligated thereby.

2. The Fund will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Fund's use of futures contracts and related options, particular note should be taken of the following:

                  1. Successful use by the Fund of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

                  2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

                  3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

                  4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

                  5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

                  6. As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Fund may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, an adviser will consider whether it is in the best interest of the Fund to continue to hold the securities.

MOODY'S RATINGS
---------------

CORPORATE AND MUNICIPAL BONDS.
------------------------------

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

o Leading market positions in well-established industries.
o High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS
-----------

CORPORATE AND MUNICIPAL BONDS.
------------------------------

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS
-------------

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.
----------------------------------------------------------------

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                   APPENDIX C

                      PROXY VOTING POLICIES AND PROCEDURES

                         ROXBURY CAPITAL MANAGEMENT, LLC

I. GENERAL PRINCIPLES

Roxbury Capital Management, LLC ("Roxbury") recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

These Proxy Voting Policies and Procedures ("Policies") apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Roxbury's policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the "Proxy Voting Guidelines" below. Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee ("Committee").

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client's portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury's management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury's investment management services ("Wrap Fee Agreement"). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Operations Department ("Operations") is responsible for voting proxies received by Roxbury. Operations will forward proxy proposals to the appropriate industry analyst.

The analyst will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury's policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.

The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

     a) supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

     b) determines how to vote proxies relating to issues not covered by these Policies; and

     c)  determines when Roxbury may deviate from these Policies.


The Proxy Voting Committee has at least three members at all times. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.

The Proxy Voting Committee will review the recommendations provided by Roxbury's analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company's management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company's management if there is no conflict with shareholder value.

Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweigh the benefits to clients of voting the securities.

Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and timely reporting is provided for Roxbury and its clients. Operations submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio's assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

III.  CONFLICTS OF INTEREST

Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

     1) Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

     2) Voting the proxy pursuant to client direction.


Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:

     a) The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

     b) The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative(1) in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

     c) The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

     d) The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Roxbury's last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

------------------------
         (1) For the purposes of these Policies, "relative" includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person's home.

     e) The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation's partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington's stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

     f) Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client's securities on a particular matter in a particular way.

     g) Conflict exists between the interests of an employee benefit plan's portfolio and the plan sponsor's interests. In such case, Roxbury will resolve in favor of the plan's portfolio.

     h) Any other circumstance where Roxbury's duty to serve its clients' interests, typically referred to as its "duty of loyalty," could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:

             o The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities and (ii) such securities do not represent more than 2% of the client's holdings with Roxbury.

             o The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies ("Funds"), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Proxy Voting Committee's determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund's Board or committee of the Board.

For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

IV. RECORDKEEPING AND RETENTION

Operations retains records relating to the voting of proxies, including:

         a)   a copy of these Policies and any amendments thereto;

         b) a copy of each proxy statement that Roxbury receives regarding client securities;

         c)   a record of each vote cast by Roxbury on behalf of clients;

         d) a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

         e) a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.

Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.

Roxbury may rely on proxy statements filed on the SEC's EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

   V.    CLIENT DISCLOSURE

Roxbury will provide a report of how proxies were voted and copy of its specific guidelines to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

                             PROXY VOTING GUIDELINES
                             -----------------------

   1.    OPERATIONAL ITEMS

We support policies that strengthen shareholders' rights in relation to annual and special shareholder meetings, ratification of auditors, maintaining shareholders' ability to vote on transactions, compensation or other general corporate issues that may arise.

   2.    BOARD OF DIRECTORS

We support policies that allow for strong corporate governance, including a majority of independent board directors, and key committees that are chaired by independent board directors.

We support declassified boards and oppose cumulative voting of stock. We support liability protection for board directors except in cases of gross negligence and fraud, and prefer stock ownership by boards, but do not require it.

   3.    EXECUTIVE AND DIRECTOR COMPENSATION

We support executive and director compensation policies that appropriately align management incentives with creating long-term shareholder value. We consider the salaries, annual bonuses and option/restricted stock programs together in determining the reasonableness of compensation packages. We support salaries that are consistent with industry standards. We support annual bonuses that require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We support stock compensation programs that limit the dilution to public shareholders while providing incentive to management and directors to increase shareholder value. We oppose restricted stock programs that do not require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies. We oppose accelerated vesting of stock options or restricted stock as a result of short term stock price fluctuations. We oppose retirement and health care plans for non-employee directors. We support employee stock ownership plans (ESOPs) and 401(k) savings plans for employees. We generally oppose golden and tin parachute programs.

   4.    PROXY CONTESTS

In a contested election of directors, we take into account the target company's long-term financial performance relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees (both slates), stock ownership positions, and evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met. We support confidential voting.

   5.    ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

We oppose policies that weaken shareholders' rights in the event of proposed mergers and acquisitions. We oppose poison pills and supermajority voting requirements. We also oppose giving the board of directors exclusive authority to amend the bylaws, and we support proposals to allow or make easier shareholder actions by written consent. We support reasonable proposals for shareholders to call special meetings.

   6.    MERGERS AND CORPORATE RESTRUCTURINGS

Proposals pertaining to asset purchases or sales, bundled proposals, securities conversions, reorganizations, restructurings, joint ventures, leverage buy-outs, liquidations, mergers and acquisitions, spin-offs, or other such corporate actions are evaluated on a case-by-case basis taking into consideration the terms of the transaction, the proposed benefit to shareholders, and the likelihood of achieving such benefit.

   7.    STATE OF INCORPORATION

We support reincorporation proposals that are based on sound business reasons and do not infringe upon or weaken shareholders' rights.

   8.    CAPITAL STRUCTURE

Proposals to change capital structure are evaluated for their impact and ability to strengthen shareholder rights. We oppose creating new classes of stock with different voting rights. We oppose increasing authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill). We oppose increases in common stock that allow for excessive granting of options. We oppose authorizing new classes of stock with unspecified voting, conversion, dividend distribution, and other rights.

   9.    SOCIAL AND ENVIRONMENTAL ISSUES

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally believe that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Many times, such proposals are for items in which the company already makes disclosures and is bound by rules from various existing regulatory or enforcement agencies. Often, proposals may address concerns with which we philosophically agree, but absent a compelling economic impact on shareholder value, we will typically vote with management on these proposals. This reflects our opinion that regardless of our personal perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of our investment and we don't view management as responsive in the matter.

                                 WT MUTUAL FUND


                           PART C - OTHER INFORMATION



ITEM 22.          EXHIBITS.

(a)(i)(a) Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the "Fund"). (9)

(a)(i)(b) Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund. (18)

(a)(i)(c) Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund. (19)

(a)(i)(d) Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund filed herewith.

(a)(ii)           Certificate of Trust dated June 1, 1994. (1)

(a)(iii) Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv) Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)               Amended and Restated By-Laws. (9)

(c) See Articles III, VII, and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust. (9)

(d)(i)(a) Advisory Agreement between WT Investment Trust I (the "Trust"), on behalf of the Prime Money Market Series, Premier Money Market Series, U.S. Government Series, Tax-Exempt Series, Large Cap Core Series, Short/Intermediate Bond Series, Short-Term Income Series, Broad Market Bond Series, Municipal Bond Series, International Multi-Manager Series, Real Estate Series, Large Cap Quantitative Series, Large Cap Multi-Manager Series, Mid Cap Quantitative Series, Mid Cap Multi-Manager Series, Small Cap Quantitative Series, Small Cap Multi-Manager Series and Rodney Square Management Corporation ("RSMC"). (4)

(d)(i)(b)         Amended Schedules A and B to Advisory Agreement with RSMC.
                  (15)

(d)(ii)(a) Advisory Agreement between the Trust, on behalf of the Large Cap Value Series, Small Cap Value Series and Mid Cap Value Series (the "CRM Funds"), and Cramer Rosenthal McGlynn, LLC ("CRM"). (4)

(d)(ii)(b)        Amended Schedules A and B to Advisory Agreement with CRM. (19)

(d)(iii)(a) Advisory Agreement between the Trust, on behalf of the WT Large Cap Growth Series, Mid Cap Series and Small Cap Growth Series (the "Roxbury Funds"), and Roxbury Capital Management, LLC ("Roxbury"). (4)

(d)(iii)(b)       Amended Schedules A and B to Advisory Agreement with Roxbury.
                  (12)

(d)(iv) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Goldman Sachs Asset Management, L.P. ("GSAM"). (15)

(d)(v) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Julius Baer Investment Management Inc. ("BIMI"). (11)

(d)(vi) Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and AEW Management and Advisors, L. P. ("AEW"). (15)

(d)(vii) Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and Real Estate Management Series Group LLC. ("REMS"). (15)

(d)(viii) Advisory Agreement between the Fund, on behalf of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, and Wilmington Small Cap Core Portfolio and RSMC. (13)

 (d)(xi) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Armstrong Shaw Associates, Inc. ("ASA"). (14)

(d)(xii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Montag & Caldwell, Inc. ("M&C"). (14)

(d)(xiii) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Bennett Lawrence Management, LLC ("BLM"). (14)

(d)(xiv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Eubel Brady and Suttman Asset Management, Inc. ("EBS"). (14)

(d)(xv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Equity Investment Corporation ("EIC"). (14)

(d)(xvi) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Batterymarch Financial Management, Inc. ("BFM"). (14)

(d)(xvii) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Systematic Financial Management L.P. ("SFM"). (14)

(d)(xviii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative Series, and the Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates LLC. (18)

(d)(xix) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and First Quadrant, LP. (18)

(d)(xx) Advisory Agreement between the Fund, on behalf of the Roxbury Micro Cap Fund filed herewith.

(e)(i)            Distribution Agreement with Professional Funds Distributor,
                  LLC. (17)

(e)(ii)           Form of Broker-Dealer Agreement. (17)

(f)               Deferred Compensation Plan for Independent Trustees. (10)

(g)(i) Custody Agreement between the Fund and Wilmington Trust Company ("Wilmington Trust"). (15)

(g)(ii)           Foreign Custody Agreement between the Trust and PFPC Trust
                  Company. (15)

(g)(iii) Sub-Custody Agreement among the Fund, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)         Transfer Agency Agreement between the Fund and PFPC Inc. (4)

(h)(i)(b)         Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
                  (14)

(h)(i)(c)         Amendment to Transfer Agency Agreement with PFPC Inc. (11)

(h)(ii)(a) Administration and Accounting Services Agreement between the Fund and RSMC. (15)

(h)(ii)(b) Administration and Accounting Services Agreement between the Fund and PFPC Inc. (19)

(h)(iii)          Shareholder Service Plan for the CRM Funds. (18)

(h)(iv)           Shareholder Service Plan for the Roxbury Funds. (5)

(h)(v) Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market Portfolio. (10)

(h)(vi)           Shareholder Service Plan for the Retail Shares of the CRM
                  Funds. (11)

(h)(vii) Shareholder Service Plan for the Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund. (13)

(h)(viii) Compliance, Support and Record Keeping Services Agreement with RSMC. Filed herewith.

(i)               Not applicable.

(j)               Not applicable.

(k)               Not applicable.

(l)               None.

(m)(i)            Plan of Distribution Pursuant to Rule 12b-1. (18)

(m)(ii) Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds. (6).

(m)(iii) Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds. (6)

(n)(i)            Multiple Class Plan Pursuant to Rule 18f-3. (18)

(p)(i)            Code of Ethics of the Trust and the Fund. (17)

(p)(ii)           Code of Ethics of Cramer Rosenthal McGlynn, LLC. (17)

(p)(iii)          Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)           Code of Ethics of GSAM. (15)

(p)(v)            Code of Ethics of JBIM. (11)

(p)(vi)           Code of Ethics of AEW. (12)

(p)(vii)          Code of Ethics of REMS. (13)

(p)(viii)         Code of Ethics of PPA. (14)

(p)(ix)           Code of Ethics of ASA. (14)

(p)(x)            Code of Ethics of M&C. (14)

(p)(xi)           Code of Ethics of BLM. (14)

(p)(xii)          Code of Ethics of EBS. (14)

(p)(xiii)         Code of Ethics of EIC. (14)

(p)(xiv)          Code of Ethics of BFM. (14)

(p)(xv)           Code of Ethics of SFM. (14)

(p)(xvi)          Code of Ethics of RSMC and Wilmington Trust. (17)

(p)(xvii)         Code of Ethics of First Quadrant, L.P. (19)

(q)(i)(a) Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas A. Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)         Power of Attorney for Mark A. Sargent. (8)

__________________________________________

(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15) Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16) Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17) Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18) Previously filed with the SEC with Post-Effective Amendment No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

(19) Previously filed with the SEC with Post-Effective Amendment No. 28 on Form N-1A on October 28, 2004 and incorporated herein by reference.


ITEM 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES
---------------------------------------------

Wilmington Trust Corporation
----------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK) Limited

Wilmington Trust Company
------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
--------------------
One South Street, Suite 2160 Baltimore, Maryland 21202Federal savings bank headquartered in Maryland, a registered investment adviser

Wilmington Trust of Pennsylvania
--------------------------------
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
--------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.
---------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
---------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Wilmington Trust SP Services, Inc.
----------------------------------
(f/k/a Delaware Corporate Management, Inc.)
-------------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Wilmington Trust SP Services (Nevada), Inc.
-------------------------------------------
(f/k/a Nevada Corporate Management, Inc.)
-----------------------------------------
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
-------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
---------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation
--------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
-----------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
--------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.
----------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Wilmington Trust SP Services (New York), Inc.
---------------------------------------------
(f/k/a) WTC Corporate Services, Inc.)
-------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
-----------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Wilmington Trust SP (Delaware) Services, Inc.
---------------------------------------------
(f/k/a Organization Services, Inc.)
-----------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
-------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.
--------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
-------------------------------
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
----------------------------------------
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
------------------------
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of Wilmington Trust Corporation that holds our interest in Balentine Delaware Holding Company, LLC and owns Balentine Management, Inc.

Balentine Delaware Holding Company, LLC
---------------------------------------
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Holdings, Inc.

Balentine & Company, LLC
------------------------
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

Balentine Management, Inc.
--------------------------
1100 North Market Street
Rodney Square North
Wilmington, DE 19890
A subsidiary of Balentine Holdings, Inc.

Wilmington Trust (UK) Limited
-----------------------------
200 Aldersgate Street
London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation Holding company

SPV Management Limited
----------------------
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
--------------------
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

Lord SPV Limited
----------------
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
-------------------------------
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
---------------------------
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
------------------
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
------------------
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
--------------------------------------
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.
-------------------------

Wilmington Investment Managers, Inc.
------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, DE

California Corporate Management, Inc.
-------------------------------------
Rodney Square North
1100 North Market Street
Wilmington, DE

AFFILIATES

Cramer Rosenthal McGlynn, LLC
-----------------------------
White Plains, New York
A registered investment adviser
(69.144% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
-------------------------------
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
----------------------
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

Balentine & Company of Tennessee, L.L.C.
----------------------------------------
113 Seaboard Lane
Franklin, Tennessee 37067
(47.2% owned by Balentine Delaware Holding Company, LLC)

Camden Partners Holdings, LLC
-----------------------------
One South Street, Suite 215
Baltimore, MD  21202
(28.75% equity interest owned by WT Investments, Inc.)
A registered investment adviser

Camden Partners Equity Advisors, LLC
------------------------------------
One South Street, Suite 215
Baltimore, MD  21202
100% owned by Camden Partners Holdings, LLC
A registered investment adviser


ITEM 24.          INDEMNIFICATION.

                  The Fund's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Fund, nor shall any trustee be responsible for the act or omission of any other trustee, and the Fund out of its assets may indemnify and hold harmless each trustee and officer of the Fund from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Fund; provided that the trustees and officers of the Fund shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See
Article IX of the Agreement filed as Exhibit 22(a)(i) and Article IX of the Fund's By-laws filed as Exhibit 22(b)).

                  The Trust is party to an investment advisory agreement with each of RSMC, CRM and Roxbury (each, an "Adviser") and the Fund is party to an investment advisory agreement with RSMC. Paragraph 8 of each of the foregoing investment advisory agreements with the Trust and Paragraph 7 of the foregoing investment advisory agreement with the Fund provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or the Fund, any Series of the Trust or the Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

                  The Trust is also party to a sub-advisory agreement with each of GSAM, JBIMI, AEW, REMS, PPA, ASA, M&C, BLM, EBS, EIC, BFM, SFM and First Quadrant (each, a Sub-Adviser). Each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.

                  Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Fund's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit (e)(1) hereto. In Section 10 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

                  Indemnification of RSMC in its capacity as administrator and accounting agent against certain losses is provided for in Section 12 of the Administration and Accounting Services Agreement with RSMC incorporated by reference as Exhibit (h)(ii)(a) hereto. The Fund, on behalf of each series of the Fund, agrees to indemnify and hold harmless RSMC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Fund or
(ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Administration and Accounting Services Agreement.


ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)      Rodney Square Management Corporation ("RSMC")

         The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Cramer Rosenthal McGlynn, LLC ("CRM")

         The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)    Roxbury Capital Management, LLC ("Roxbury")

         The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)     AEW Management and Advisors, L.P. ("AEW")

         The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(v)      Real Estate Management Services Group, LLC ("REMS").

         The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vi) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name                           Position With Sub-Adviser             Other Affiliations
----                           -------------------------             ------------------
Henry M. Paulson, Jr.          Managing Director                     Chairman, Chief Executive Officer and Director,
                                                                     The Goldman Sachs Group, Inc.

Robert J. Hurst                Managing Director                     Vice Chairman and Director, The Goldman Sachs
                                                                     Group, Inc.,

John A. Thain                  Managing Director                     President, Co-Chief Operating Officer and
                                                                     Director, The Goldman Sachs Group, Inc.

John L. Thornton               Managing Director                     President, Co-Chief Operating Officer and
                                                                     Director, The Goldman Sachs Group, Inc

David W. Blood                 Managing Director and Co-             Director, Goldman Sachs Asset Management
                               Head (Asset Management Group)         International



(viii)   Julius Baer Investment Management Inc.

Name                      JBIM Title           Outside Employer                                      Relationship
----                      ----------           ----------------                                      ------------
Bernard Spilko            Director             SVP Branch Manager of Bank Julius Baer & Co. Ltd.     Employee of Julius Baer
                                               (New York), Managing Director of Julius Baer          Securities Inc.
                                               Securities Inc.

Stuart G. Adam            Director             SVP Head of Private Banking - Bank Julius Baer &      Employee of Bank Julius
                                               Co. Ltd. (New York)                                   Baer & Co. Ltd. (New York)

Alessandro E. Fussina     Director             Ilander Ltd. - President; Julius Baer Securities      Employee of Illander Ltd.
                                               Inc. - Director; Bank Julius Baer & Co. Ltd. (New
                                               York) - Chairman of Advisory Board

Leo T. Schrutt            Chairman             Julius Baer Holding Ltd. - Member of Group            Employee of JBIM
                                               Executive Board

                                               Julius Baer Asset Management - President
Edward A. Clapp           FVP Head of          FVP - Director of Compliance for Julius Baer          Employee of Bank Julius
                          Compliance           Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)

Francoise M. Birnholz     SVP - Corporate      SVP - General Counsel for Julius Baer Securities      Employee of Bank Julius
                          Secretary and        Inc. and Bank Julius Baer & Co. Ltd. (New York)       Baer & Co. Ltd. (New York)
                          General Counsel

Hendricus F. Bocxe        VP and Compliance    VP and Compliance Officer for Julius Baer             Employee of Bank Julius
                          Officer              Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)

* Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.
**       Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.
*** Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at Brandschenkestrasse 40, Zurich, Switzerland.

(viii)   Parametric Portfolio Associates

         PPA is a registered investment adviser providing investment management services to the Fund. The directors and officers of PPA are set forth below.

         Name                        Position with Sub-Adviser            Other Affiliations
         ----                        -------------------------            ------------------
         Andrew Abramsky             Chief Operating Officer              None

         William E. Cornelius        Chairman of the Board                Director of PPA Acquisition Corporation,
                                                                          DBA Parametric Portfolio Associates.

         Brian Langstraat            Chief Executive Officer              Director of PPA Acquisition Corporation,
                                                                          DBA Parametric Portfolio Associates.

         David M. Stein              Chief Investment Officer             Director of PPA Acquisition Corporation,
                                                                          DBA Parametric Portfolio Associates.

(ix)     Armstrong Shaw Associates, Inc.

         The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(x)      Montag & Caldwell, Inc.

         M&C is a registered investment adviser providing investment management services to the Fund. M&C is a member of the ABN AMRO group of companies. The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Fund, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         Name                          Position with Sub-Adviser                              Other Affiliations
         ----                          -------------------------                              ------------------
         Sandra M. Barker              Vice President                                         None

         Janet B. Bunch                Vice President                                         None

         Debra Bunde Reams             Vice President                                         None

         Ronald E. Canakaris           President, Chief Executive Officer, Chief Investment   None
                                       Officer and Director

         Elizabeth C. Chester          Senior Vice President and Secretary                    None

         Tom Cross Brown               Director                                               None

         Jane R. Davenport             Vice President                                         None

         James L. Deming               Vice President                                         None

         Helen M. Donahue              Vice President                                         None

         Marcia C. Dubs                Assistant Vice President                               None

         Katherine E. Ryan             Assistant Vice President                               None

         Brion D. Friedman             Vice President                                         None

         Charles Jefferson Hagood      Vice President                                         None

         Richard W. Haining            Vice President                                         None

         Mark C. Hayes                 Vice President                                         None

         Lana M. Jordan                Vice President and Director of Marketing               None

         Name                          Position with Sub-Adviser                              Other Affiliations
         ----                          -------------------------                              ------------------
         Andrew W. Jung                Vice President                                         None

         Rebecca M. Keister            Vice President                                         None

         William E. Long III           Vice President                                         None

         Charles E. Markwalter         Vice President                                         None

         Grover C. Maxwell III         Vice President                                         None

         Michael A. Nadal              Vice President                                         None

         Solon P. Patterson            Chairman of the Board                                  None

         Carla T. Phillips             Assistant Vice President                               None

         Brian W. Stahl                Vice President and Treasurer                           None

         M. Scott Thompson             Vice President                                         None

         Debbie J. Thomas              Assistant Vice President                               None

         David L. Watson               Vice President                                         None

         William A. Vogel              Senior Vice President                                  None

         Homer W. Whitman, Jr.         Senior Vice President                                  None

         John S. Whitney, III          Vice President                                         None

(xi)     Bennett Lawrence Management, LLC

         The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xii)    Eubel Brady and Suttman Asset Management, Inc.

         The only employment of a substantial nature of each of EBS's directors and officers is with EBS.

(xiii)   Equity Investment Corporation

         The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv)    Batterymarch Financial Management, Inc.

         Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

         Name                     Position with Sub-Adviser       Other Affiliations
         ----                     -------------------------       ------------------
         Deepak Chowdhury         Director                        Vice President, Legg Mason Fund Adviser,  Inc.
                                                                  ("LMFA")  Manager, Brandywine Asset Management,
                                                                  Inc. ("Brandywine")

         William L. Elcock        CEO and Director                None

         Name                     Position with Sub-Adviser       Other Affiliations
         ----                     -------------------------       ------------------
         Timothy C. Scheve        Director                        Senior Executive Vice President, Legg Mason,
                                                                  Inc.;  Senior Executive Vice President and
                                                                  Director, Legg Mason Wood Walker, Incorporated
                                                                  ("LMWW"); President and Director, LMTower;
                                                                  Manager, Brandywine; Director, Gray, Seifert &
                                                                  Co., Inc. ("Gray Seifert"); Director, Berkshire
                                                                  Asset Management, Inc. ("Berkshire"); Director,
                                                                  Bartlett & Co.  ("Bartlett"); Director, Legg
                                                                  Mason Capital Management, Inc. ("LMCM");
                                                                  Director, LMFA; Director, Legg Mason Funds
                                                                  Management, Inc. ("LMFM"); Director, LMTrust;
                                                                  Director,  Western Asset Management Company
                                                                  ("WAM"); Director, Western Asset Management
                                                                  Company Limited ("WAMCL")

         Edward A. Taber III      Director                        Senior Executive Vice President, Legg Mason,
                                                                  Inc.; Director, LM Holdings Limited; Director,
                                                                  Legg Mason Holdings Limited;  Director, LMCM;
                                                                  Director, LMFA; Director, LMFM; Director, WAM;
                                                                  Director, WAMCL; Director, LMREI

         Tania Zouikin            Chairman and Director

(xvi)    Systematic Financial Management L.P.

         The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

(xvii)   First Quadrant L.P.

         First Quadrant, L.P. currently serves as general partner for six unregistered funds, which the Firm also manages. First Quadrant also has a beneficial interest in FQN Management, LLC, a SEC registered investment adviser. No partners, directors, or officers of First Quadrant, L.P. hold any other form of substantial employment.

        Name                               Position with Sub-Adviser                       Other Affiliations
        ----                               -------------------------                       ------------------
        Robert D. Arnott                   Chairman                                        None
        Ronnie M. Darnell                  Chief Investment Officer                        None
        Curtis J. Ketterer                 Chief Operating Officer                         None
        Christopher G. Luck                Director of Equity Portfolio Management         None
        Timothy S. Meckel                  Director of Client Service                      None
        Phillip T. Miller                  Director of Options and Derivative Products     None
        Kent C. Roberts II                 Director of Marketing                           None
        Mark A. Arredondo                  Chief Information Officer                       None
        Andrew L. Berkin                   Director - Equity Research                      None
        Mark B. Brewster                   Director - Marking                              None
        Joel L. Brouwer                    Chief Financial Officer                         None
        Kenneth J. Ferguson                Director - Research                             None
        Kenneth R. Funk                    Chief Compliance Officer                        None
        Dori S. Levanoni                   Director - Research                             None
        Jia Ye                             Director - Equity Research                      None

ITEM 26.          PRINCIPAL UNDERWRITER.

         (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of August 23, 2004:

                           Armada Funds
                           Armada Advantage Fund
                           WT Investment Trust

         Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

         (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:


                  Philip H. Rinnander                President & Owner
                  Barbara A. Rice                    Vice President
                  Thomas L. Schwegel                 Vice President
                  Jennifer DiValerio                 Vice President

         (c) Not applicable.



ITEM 27.          LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Fund, or on its behalf by Rodney Square Management Corporation, 1100 N. Market Street, Wilmington, DE 19890 and the Fund's administrator, transfer agent, dividend-paying agent and accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.




ITEM 28.          MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.




ITEM 29.          UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Fund furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 17th day of December, 2004.


                                                WT MUTUAL FUND


                                          By:   /s/ Robert J. Christian
                                                --------------------------------
                                                Robert J. Christian, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold *                           Trustee                                 December 17, 2004
----------------------
Robert H. Arnold

/s/ Eric Brucker *                               Trustee                                 December 17, 2004
------------------
Eric Brucker

/s/ Robert J. Christian                          Trustee, President, Chief               December 17, 2004
-----------------------                          Executive Officer
Robert J. Christian

/s/ John R. Giles                                Chief Financial Officer                 December 17, 2004
-----------------
John R. Giles

/s/ Nicholas A. Giordano *                       Trustee                                 December 17, 2004
--------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *                           Trustee                                 December 17, 2004
----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *                       Trustee                                 December 17, 2004
--------------------------
Clement C. Moore, II

/s/ John J. Quindlen *                           Trustee                                 December 17, 2004
----------------------
John J. Quindlen

/s/ Fred Filoon                                  Trustee                                 December 17, 2004
-----------------
Fred Filoon

/s/ Mark Sargent *                               Trustee                                 December 17, 2004
------------------
Mark Sargent

         * By  /s/ Robert J. Christian
               -----------------------
               Robert J. Christian
               Attorney-in-Fact

                                  EXHIBIT INDEX




EXHIBIT NO.       DESCRIPTION

22(a)(i)(d)       Amended Schedule A to Amended and Restated Agreement and
                  Declaration of Trust of the Fund.

22(d)(xx)         Advisory Agreement between the Fund, on behalf of the Roxbury
                  Micro Cap Fund.

22(h)(viii)       Compliance, Support and Record Keeping Services Agreement
                  with RSMC.